Subsequent Events - Additional Information (Details) - 1 months ended Feb. 28, 2026 ¥ in Millions, $ in Millions	USD ($) ExpeditionShips	CNY (¥) ExpeditionShips
Group Transaction | CMV
Disclosure of non-adjusting events after reporting period [line items]
Loan interest rate	2.90%	2.90%
Loan maturity	January 2027	January 2027
Loans issued	$ 35.4	¥ 253.0
Performance Granted | RSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares granted, value	0.2
Performance Granted | Performance RSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares granted, value	$ 0.2
Performance Granted | Minimum | PSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	1 year	1 year
Vesting percentage	0.00%	0.00%
Performance Granted | Maximum | PSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	3 years	3 years
Vesting percentage	200.00%	200.00%
Expedition Ships Scheduled for Delivery in 2030
Disclosure of non-adjusting events after reporting period [line items]
Delivery period	2030	2030
Expedition Ships Scheduled for Delivery in 2031
Disclosure of non-adjusting events after reporting period [line items]
Delivery period	2031	2031
Expedition Ships Scheduled for Delivery in 2030 and 2031 | Shipbuilding Commitments
Disclosure of non-adjusting events after reporting period [line items]
Number of additional expedition ships | ExpeditionShips	2	2